Segments (Tables)	6 Months Ended
Jun. 30, 2026
Segments [Abstract]
Schedule of Significant Expense Categories and Other Segment

The following table presents the significant expense categories and other segment items regularly reviewed by the CODM in assessing performance and allocating resources.

	Six months ended June 30, 2026
	CDMO	Other	Total

Revenues
External	949	-	949
Total	$949	$-	$949

Cost of revenues
External	(3,319)		(3,319)
Total	$(3,319)	$-	$(3,319)

Research and development expenses, net
External	-	(839)	(839)
Total	-	$(839)	$(839)

Segment operational loss	(3,774)	(839)	(4,613)
Gain from bargain purchase	6,401	-	6,401
Financial expenses (income), net	(214)	-	(214)
Net profit (loss)	$2,413	$(839)	$1,574
	Six months ended June 30, 2025
	CDMO	Other	Total

Revenues
External	773	-	773
Total	$773	$-	$773

Cost of revenues	(2,043)	-	(2,043)
External	-	-	-
Total	$(2,043)	$-	$(2,043)

Research and development expenses, net		-
External	-	(1,237)	(1,237)
Total	$-	$(1,237)	$(1,237)

Segment operational loss	(2,526)	(1,237)	(3,763)
Financial expenses (income), net	(371)	-	(371)
Net loss	$(2,897)	$(1,237)	$(4,134)